Prepaid expenses and accrued revenues (Details) - SEK (kr) kr in Millions	Dec. 31, 2018	Dec. 31, 2017
Prepaid expenses and accrued revenues
Interest income accrued	kr 2,643	kr 2,075
Prepaid expenses and other accrued revenues	14	16
Total	kr 2,657	kr 2,091